As filed with the Securities and Exchange Commission
                                on March 25, 1997
                       Registration No. 33-16296; 811-8275

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]


                         Post-Effective Amendment No. 35     [X]

                                       And

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ ]

                             Amendment No. 37    [X]
                        (Check appropriate box or boxes)
                           ------------------------

                          OVERLAND EXPRESS FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)
                          -------------------------

       Registrant's Telephone Number, including Area Code: (800) 458-6589
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)
                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                          2000 Pennsylvania Ave., N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant     [ ] on _________ pursuant
       to Rule 485(b), or                           to Rule 485(b)

[ ] 60 Days after filing pursuant        [ ] on _______________pursuant
       to Rule 485(a)(1), or                         to Rule 485(a)(1)

[ ] 75 days after filing pursuant        [ ] on _______________pursuant
       to Rule 485(a)(2), or                         to Rule 485(a)(2)

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of shares of its Common Stock, $.001 par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ending December 31, 1996, was filed with the Securities and Exchange Commission on February 27, 1997.

This Post-Effective Amendment to the Registrant's Registration Statement also has been executed by Master Investment Trust (another registered investment company with separate series in which certain of the Registrant's series invest substantially all of their assets) and by such company's trustees and principal officer.

                                EXPLANATORY NOTE


     This Post-Effective Amendment to the Registration Statement (the "Amendment") of Overland Express Funds, Inc. (the "Company") is being filed pursuant to Item 32(b) to include audited financial statements for the fiscal period beginning September 16, 1996 and ended December 31, 1996 for the Company's Small Cap Strategy Fund. The Part A (Prospectus) and Part B (Statement of Additional Information) included in Post-Effective Amendment No. 34 filed pursuant to Rule 485(a) on July 2, 1996 and filed pursuant to Rule 497(c) on September 19, 1996, are hereby incorporated by reference herein.

     This Amendment does not affect the Registration Statement for the Company's Asset Allocation, California Tax-Free Bond, California Tax-Free Money Market, Money Market, Municipal Income, National Tax-Free Institutional Money Market, Overland Sweep, Short-Term Municipal Income, Short-Term Government-Corporate Income, Strategic Growth, U.S. Government Income, U.S. Treasury Money Market and Variable Rate Government Funds.

                          OVERLAND EXPRESS FUNDS, INC.
                           FILE NO. 33-16296; 811-8275

                                     PART C

                                OTHER INFORMATION

Item 24.      Financial Statements and Exhibits.

        (a)   Financial Statements:

     The audited financial statements and independent auditors' report for the fiscal period beginning September 16, 1996 and ended December 31, 1996 for the Small Cap Strategy Fund are hereby incorporated by reference to the Company's Annual Report, as filed with the SEC on March 1, 1997.


     The portfolio of investments, audited financial statements and independent auditors' report for the fiscal period beginning September 16, 1996 and ended December 31, 1996 for the Small Cap Master Portfolio of Master Investment Trust are hereby incorporated by reference to the Company's Annual Report, as filed with the SEC on March 1, 1997.


        (b)   Exhibits:


      Exhibit
      Number                                     Description


     1    - Restated  Articles of  Incorporation,  incorporated  by reference to
            Post-Effective Amendment No. 30 filed on November 29, 1995.

     2    - By-Laws (as amended),  incorporated by reference to the Registration
            Statement on Form N-1A filed on August 5, 1987.

     3    -  Not Applicable.

     4    -  Specimen   Stock   Certificates,   incorporated   by  reference  to
             Post-Effective Amendment No. 21 filed on March 3, 1993.

5(a)(i)   - Amended Advisory Contract on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994

5(a)(ii)  - Form of Sub-Advisory Contract with Barclays Global Fund Advisors on behalf of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 33 filed on May 1, 1996.

     (b) - Advisory Contract on behalf of the U.S. Government Income Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on April 4, 1988.

     (c) - Advisory Contract on behalf of the California Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on August 2, 1989.


     (d) - Advisory Contract on behalf of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on August 2, 1989.


     (e) - Advisory Contract on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 6 filed on August 2, 1989.

     (f) - Advisory Contract on behalf of the Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No.8 filed on August 6, 1990.


     (g)  - Advisory   Contract  on  behalf  of  the  Municipal   Income  Fund,
            incorporated by reference to Post-Effective Amendment No.16 filed on January 17, 1992.


     (h) - Advisory Contract on behalf of the U.S. Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

     Exhibit
      Number                                     Description


     6(a) - Distribution Agreement with Stephens Inc. (as amended), incorporated by reference to Post-Effective Amendment No. 18 filed on April 30, 1992.

     (b) - Distribution Agreement on behalf of the Overland Sweep Fund, incorporated by reference to Post-Effective Amendment No.14 filed on August 20, 1991.

     (c) - Amended and Restated Distribution Agreement with Stephens Inc., incorporated by reference to Post-Effective Amendment No. 31 filed on December 18, 1995.

      7  - Not Applicable.

   8(a)  - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Asset
           Allocation Fund, incorporated by reference to the Registration Statement on Form N-1A filed on August 5, 1987.

    (b) - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

    (c) - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the California Tax-Free Money Market Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

    (d)  - Custody  Agreement  with Wells  Fargo  Bank,  N.A.  on behalf of the
           California  Tax-Free  Bond  Fund,  incorporated   by  reference  to
           Post-Effective Amendment No. 9 filed on February 7, 1991.

    (e) - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Money Market Fund, incorporated by reference to Post-Effective Amendment No. 9 filed on February 7, 1991.

    (f)  - Custody  Agreement  with Wells  Fargo  Bank,  N.A.  on behalf of the
           Variable  Rate  Government  Fund,   incorporated   by  reference  to
           Post-Effective Amendment No. 9 filed on February 7, 1991.

    (g) - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Municipal Income Fund, incorporated by reference to Post-Effective Amendment No. 16 filed on January 17, 1992.

   (h) - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the U.S. Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994. (i) - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the Strategic Growth Fund, incorporated by reference to Post-Effective Amendment No 23 filed on March 2, 1994.

   (j) - Custody Agreement on behalf of the Overland Sweep Fund, the 1-3 Year Duration Municipal Income Fund, the 1-3 Year Duration Government Income Fund and the 1-3 Year Duration Full Faith and Credit Government Income Fund, incorporated by reference to Post-Effective Amendment No. 30 filed on November 29, 1995.

   (k) - Custody Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Institutional Money Market Fund, incorporated by reference to Post-Effective Amendment No. 33 filed on May 1, 1996.

      Exhibit
      Number                                     Description


9(a)(i) - Administration Agreement on behalf of the Asset Allocation Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on April 4, 1988.

(a)(ii) - Administration Agreement on behalf of the U.S. Government Income Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on April 4, 1988.

(a)(iii)- Administration Agreement on behalf of the California Tax-Free Money Market Fund (as amended), incorporated by reference to Pre-Effective Amendment No. 2 filed on April 4, 1988.

(a)(iv) - Administration  Agreement on behalf of the  California  Tax-Free
          Bond Fund, incorporated by reference to Post-Effective Amendment No. 3 filed on October 3, 1988.

(a)(vi) - Administration Agreement on behalf of the Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No. 8 filed on August 6, 1990.

(a)(vii)- Administration  Agreement on behalf of the Municipal Income Fund,
          incorporated by reference to Post-Effective  Amendment No.   filed on
          January 17, 1992.

(a)(viii)-Administration Agreement on behalf of the Overland Sweep Fund, Short-Term Municipal Income Fund (formerly, the 1-3 Year Duration Municipal Income Fund), 1-3 Year Duration Government Income Fund (liquidated) and Short-Term Government-Corporate Income Fund (formerly, the 1-3 Year Duration Full Faith and Credit Government Income Fund), incorporated by reference to Post-Effective Amendment No 30 filed on November 29, 1995

 (a)(ix)- Administration Agreement on behalf of the U.S. Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 30 filed on November 29, 1995.

  (a)(x)- Administration Agreement on behalf of the Strategic Growth Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

(a)(xi) - Administration Agreement with Stephens Inc. on behalf of the National Tax-Free Institutional Money Market Fund, incorporated by reference to Post-Effective Amendment No. 33 filed on May 1, 1996.

      Exhibit
      Number                                     Description

9(b)(i) - Agency  Agreement  between the Overland  Sweep Fund, the 1-3 Year
          Duration Municipal Income Fund, the 1-3 Year Duration Government Income Fund, the 1-3 Year Duration Full Faith and Credit Government Income Fund and Wells Fargo Bank, N.A., incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994.

(b)(ii) - Agency Agreement with Wells Fargo Bank, N.A. on behalf of the National Tax-Free Institutional Money Market Fund, incorporated by reference to Post-Effective Amendment No. 33 filed on May 1, 1996

(c)(i) - Shareholder Servicing Agreement on behalf of the Overland Sweep Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

(c)(ii) - Servicing Agreement on behalf of Class D Shares, incorporated by reference to Post-Effective Amendment No. 21 filed on March 3, 1993.

(d)(i) - Servicing Plan on behalf of the Class D Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

(d)(ii) - Servicing Plan on behalf of the Class D Shares of the U.S.Government Income Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

(d)(iii)- Servicing Plan on behalf of the Class D Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993

(d)(iv) - Servicing Plan on behalf of the Class D Shares of the Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

 (d)(v) - Servicing  Plan on behalf of the Class D Shares  of the Municipal
          Income  Fund,  incorporated   by reference  to Post-Effective
          Amendment No. 22 filed on May 28, 1993.

(d)(vi) - Servicing Plan on behalf  of the Class D Shares  of the Strategic
          Growth  Fund,  incorporated by reference   to Post-Effective
          Amendment No. 22 filed on May 28, 1993.

(d)(vii)- Servicing Plan on behalf of the Class D Shares of the Small
          Cap Strategy Fund, incorporated by reference to Post-Effective Amendment No. 34 filed on July 2, 1996.


   10   -  Opinion and Consent of Counsel, filed herewith.


   11   -  Auditors Consent - KPMG Peat Marwick LLP, filed herewith.


12(a)   -  None.


   13   -  Investment Letter, incorporated by reference to Pre-Effective
           Amendment No. 2 filed on April 4, 1988.

   14   -  Not Applicable.

      Exhibit
      Number                                     Description

15(a)(i) - Amended  Distribution  Plan on behalf of the Class A Shares of the Asset Allocation Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

 (a)(ii) -  Distribution  Plan on  behalf  of the Class D Shares of the
            Asset   Allocation    Fund,    incorporated   by   reference   to
            Post-Effective Amendment No. 23 filed on March 2, 1994.

  (b)(i) - Amended Distribution Plan on behalf of the Class A Shares of the U.S. Government Income Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

  (b)(ii)- Distribution  Plan on  behalf  of the Class D Shares of the
           U.S.   Government  Income  Fund  ,incorporated  by  reference  to
           Post-Effective Amendment No. 23 filed on March 2, 1994.

    (c) - Distribution Plan on behalf of the California Tax-Free Money Market Fund, incorporated by reference to Pre-Effective Amendment No. 2 filed on April 4, 1988.

  (d)(i) - Amended Distribution Plan on behalf of the Class A Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

 (d)(ii) - Distribution Plan on behalf of the Class D Shares of the California Tax-Free Bond Fund, incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.

    (e)  - Amended  Distribution  Plan on behalf of the Class A Shares of
           the   Money   Market   Fund,   incorporated   by   reference   to
           Post-Effective Amendment No. 24 filed on April 29, 1994.

  (f)(i) - Amended Distribution Plan on behalf of the Class A Shares of the Variable Rate Government Fund, incorporated by reference to Post-Effective Amendment No. 22 filed on May 28, 1993.

 (f)(ii) -  Distribution  Plan on  behalf  of the Class D Shares of the
            Variable Rate Government Fund ,incorporated by reference to Post-Effective Amendment No. 23 filed on March 2, 1994.


  (g)(i) - Amended  Distribution Plan on behalf of the Class A Shares of
           the  Municipal   Income  Fund,   incorporated   by  reference  to
           Post-Effective Amendment No. 22 filed on May 28, 1993.


 (g)(ii) - Distribution  Plan on  behalf  of the Class D Shares of the
           Municipal    Income   Fund,    incorporated   by   reference   to
           Post-Effective Amendment No. 23 filed on March 2, 1994.

    (h) - Distribution Plan on behalf of the Overland Sweep Fund, incorporated by reference to Post-Effective Amendment No. 14 filed on August 20, 1991.

    (i) - Amended Distribution Plan on behalf of the Class A Shares of the U.S. Treasury Money Market Fund, incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994.

  (j)(i) - Amended  Distribution Plan on behalf of the Class A Shares of
           the  Strategic   Growth  Fund,   incorporated   by  reference  to
           Post-Effective Amendment No. 22 filed on May 28, 1993.

 (j)(ii) - Distribution  Plan on  behalf  of the Class D Shares of the
           Strategic    Growth   Fund,    incorporated   by   reference   to
           Post-Effective Amendment No. 23 filed on March 2, 1994.

    (k) - Distribution Plan on behalf of the Short-Term Municipal Income Fund (formerly, the 1-3 Year Duration Municipal Income Fund), incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994.

    (l)  - Distribution    Plan   on   behalf    of   the    Short-Term
           Government-Corporate Income Fund (formerly, the 1-3 Year Duration Full Faith and Credit Government Income Fund), incorporated by reference to Post-Effective Amendment No. 24 filed on April 29, 1994.

   (m)(i) - Distribution Plan on behalf of the Class A Shares of the Small Cap Strategy Fund, incorporated by reference to Post-Effective Amendment No. 34 filed on July 2, 1996.

  (m)(ii) - Distribution Plan on behalf of the Class D Shares of the Small Cap Strategy Fund, incorporated by reference to Post-Effective Amendment No. 34 filed on July 2, 1996.

      Exhibit
      Number                                     Description

    16(a) - Schedules for Computation of Performance Quotations, incorporated by reference to Post-Effective Amendment No. 3 filed on October 3, 1988.

       (b) - Schedule of Computation of Performance data, incorporated by reference to Post-Effective Amendment No. 21 filed on May 1, 1995

       17  - Powers  of   Attorney,   incorporated   by  reference  to
             Post-Effective   Amendment   No.  14  to  the   Registration
             Statement filed on August 20, 1991.

       18 - Amended Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective Amendment No. 34 filed on July 2, 1996


       27  - Financial  Data  Schedules  for  the  Asset   Allocation,
             California Tax-Free Bond, California Tax-Free Money Market, Money Market, Municipal Income, Overland Sweep, Short-Term Municipal Income, Short-Term Government-Corporate Income, Small Cap Strategy, U.S. Treasury Money Market and Variable Rate Government Funds, incorporated by reference to the Form N-SAR, as filed with the SEC on February 28, 1997.


Item 25.      Persons Controlled by or under Common Control with Registrant.

     As of December 31, 1996, the National Tax-Free Institutional Money Market and Strategic Growth Funds owned approximately 84% and 80% of the outstanding beneficial interests of the Tax-Free Money Market and Capital Appreciation Master Portfolios, respectively, of Master Investment Trust ("MIT"). As of December 31, 1996, the Overland Sweep, Short-Term Municipal Income and Short-Term Government-Corporate Income Funds each owned approximately 99% of the outstanding beneficial interests of the Cash Investment Trust, Short-Term Municipal Income and Short-Term Government-Corporate Income Master Portfolios, respectively, of MIT. As such, each Fund could be considered a "controlling person" (as defined in the 1940 Act) of the corresponding Master Portfolio.

Item 26.      Number of Holders of Securities.

     As of January 31, 1997, the number of record holders of each class of securities of the Registrant was as follows:

Title of Class                                         Number of Record Holders

     California Tax-Free Bond Fund
       Class A                                                          3,471
       Class D                                                             52

     California Tax-Free Money Market Fund                                147

     Index Allocation Fund
       Class A                                                          1,157
       Class D                                                            639

     Money Market Fund
       Class A                                                            175
       Class D                                                             18
       Institutional Class                                                634

     Municipal Income Fund
       Class A                                                            920
       Class D                                                            186

     National Tax-Free Institutional Money Market Fund                      4

     Overland Sweep Fund                                                    3

     Short-Term Government-Corporate Income Fund                           24

     Short-Term Municipal Income Fund                                      35

     Small Cap Strategy Fund
       Class A                                                            139
       Class D                                                             72

     Strategic Growth Fund
       Class A                                                          4,163
       Class D                                                          2,059

     U.S. Government Income Fund
       Class A                                                            469
       Class D                                                             80

     U.S. Treasury Money Market Fund
       Class A                                                             17
       Institutional Class                                                137

     Variable Rate Government Fund
       Class A                                                            971
       Class D                                                             54

27.     Indemnification.

     Section 4 of Article VI of the Registrant's Articles of Incorporation provides:

     To the fullest extent permitted by Maryland statutory or decisional law, as amended or interpreted, no person who is or was a director or officer of this Corporation shall be personally liable to the Corporation or its stockholders for money damages. No amendment of the charter of the Corporation or repeal of any of its provisions shall limit or eliminate the benefits provided to any person who is or was a director or officer under this provision with respect to any act or omission which occurred prior to such amendment or repeal. The rights of indemnification under this provision shall neither be exclusive of, nor be deemed in limitation of, any right to which any person may otherwise be entitled or permitted by contract or otherwise. This Section 4 shall not protect any person who is or was a director or officer of the Corporation against any liability to the Corporation or its stockholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.


Item 28.      Business and Other Connections of Investment Adviser.

     Wells Fargo Bank, N.A. ("Wells Fargo Bank"), a wholly owned subsidiary of Wells Fargo & Company, serves as investment adviser to all of the Registrant's investment portfolios, other than the Small Cap Strategy Fund, National Tax-Free Institutional Money Market Fund, Overland Sweep Fund, Short-Term Municipal Income Fund, Short-Term Government-Corporate Income Fund and Strategic Growth Fund, which are feeder funds in master/feeder structures that do not currently retain an investment adviser, and to certain other registered open-end management investment companies. Wells Fargo Bank's business is that of a national banking association with respect to which it conducts a variety of commercial banking and trust activities.


     To the knowledge of Registrant, none of the directors or executive officers of Wells Fargo Bank, except those set forth below, is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature, except that certain executive officers also hold various positions with and engage in business for Wells Fargo & Company. Set forth below are the names and principal businesses of the directors and executive officers of Wells Fargo Bank who are or during the past two fiscal years have been engaged in any other business, profession, vocation or employment of a substantial nature for their own account or in the capacity of director, officer, employee, partner or trustee. All the directors of Wells Fargo Bank also serve as directors of Wells Fargo & Company.

Name and Position                     Principal Business(00) and Address(es)
at Wells Fargo Bank                   During at Least the Last Two Fiscal Years

H. Jesse Arnelle                        Senior Partner of Arnelle & Hastie
Director                                455 Market Street
                                        San Francisco, CA 94105

                                        Director of FPL Group, Inc.
                                        700 Universe Blvd.
                                        P.O. Box 14000
                                        North Palm Beach, FL 33408

William R. Breuner                      General Partner in Breuner Associates,
Director                                Breuner Properties and Breuner-Pavarnick
                                        Real Estate Developers.  Retired
                                        Chairman of the Board of Directors of
                                        John Breuner Co. 2300 Clayton Road,
                                        Suite 1570 Concord, CA 94520

                                        Vice Chairman of the California State
                                        Railroad Museum Foundation.
                                        111  I  Street
                                        Old Sacramento, CA 95814

William S. Davila                       President and Director of The
Director                                Vons Companies, Inc.
                                        618 Michillinda Avenue
                                        Arcadia, CA  91007

                                        Officer of Western Association of
                                        Food Chains
                                        825 Colorado Blvd. #203
                                        Los Angeles, CA 90041

Rayburn S. Dezember                     Director of CalMat Co.
Director                                3200 San Fernando Road
                                        Los Angeles, CA  90065

                                        Director of Tejon Ranch Co.
                                        P.O. Box 1000
                                        Lebec, CA  93243

                                        Director of Turner Casting Corp.
                                        P.O. Box 1099
                                        Cudahy, CA 90201

                                        Director of The Bakersfield Californian
                                        P.O. Box 440
                                        1707  I  Street
                                        Bakersfield, CA 93302

                                        Director of Kern County Economic
                                        Development Corp.
                                        P.O. Box 1229
                                        2700 M Street, Suite 225
                                        Bakersfield, CA 93301

                                        Chairman of the Board of Trustees
                                        of Whittier College
                                        13406 East Philadelphia Avenue
                                        P.O. Box 634
                                        Whittier, CA 90608

Paul Hazen                              Chairman of the Board of Directors
Chairman of the                         and Chief Executive Officer of
Board of Directors                      Wells Fargo & Company
                                        420 Montgomery Street
                                        San Francisco, CA  94105

                                        Director of Pacific Telesis Group
                                        130 Kearny Street
                                        San Francisco, CA  94108

                                        Director of Phelps Dodge Corp.
                                        2600 North Central Avenue
                                        Phoenix, AZ 85004

                                        Director of Safeway Inc.
                                        Fourth and Jackson Streets
                                        Oakland, CA  94660

Robert K. Jaedicke                      Accounting Professor and Dean Emeritus
Director                                of Graduate School of Business,
                                        Stanford University
                                        MBA Admissions Office
                                        Stanford, CA  94305

                                        Director of Homestake Mining Co.
                                        650 California Street
                                        San Francisco, CA 94108

                                        Director of California Water
                                        Service Company
                                        1720 North First Street
                                        San Jose, CA 95112

                                        Director of Boise Cascade Corp.
                                        1111 West Jefferson Street
                                        P.O. Box 50
                                        Boise, ID  83728

                                        Director of Enron Corp.
                                        1400 Smith Street
                                        Houston, TX  77002

                                        Director of GenCorp, Inc.
                                        175 Ghent Road
                                        Fairlawn, OH  44333

Paul A. Miller                          Chairman of Executive Committee and
Director                                Director of Pacific Enterprises
                                        633 West Fifth Street
                                        Los Angeles, CA  90071

                                        Trustee of Mutual Life Insurance Company
                                        of New York
                                        1740 Broadway
                                        New York, NY  10019

                                        Director of Newhall Management Corp.
                                        23823 Valencia Blvd.
                                        Valencia, CA 91355

                                        Trustee of University of
                                        Southern California
                                        University Park  TGF 200
                                        665 Exposition Blvd.
                                        Los Angeles, CA 90089

Ellen M. Newman                         President of Ellen Newman Associates
Director                                323 Geary Street,  Suite 507
                                        San Francisco, CA 94102

                                        Chair of Board of Trustees of
                                        University of California
                                        at San Francisco Foundation
                                        250 Executive Park Blvd., Suite 2000
                                        San Francisco, CA  94143

                                        Director of American
                                        Conservatory Theater
                                        30 Grant Avenue
                                        San Francisco, CA 94108

                                        Director of California
                                        Chamber of Commerce
                                        1201 K Street, 12th Floor
                                        Sacramento, CA 95814

Philip J. Quigley                       Chairman, Chief Executive Officer and
Director                                Director of Pacific Telesis Group
                                        130 Kearney Street, Rm. 3700
                                        San Francisco, CA 94108

                                        Director of Varian Associates
                                        3050 Hansen Way
                                        P.O. Box 10800
                                        Palo Alto, CA 94303

Carl E. Reichardt                       Director of Ford Motor Company
Director                                The American Road
                                        Dearborn, MI  48121

                                        Director of Hospital Corporation
                                        of America, HCA-Hospital Corp. of
                                        America
                                        One Park Plaza
                                        Nashville, TN  37203

                                        Director of Pacific Gas and Electric Co.
                                        77 Beale Street
                                        San Francisco, CA 94105

                                        Director of Newhall Management Corp.
                                        23823 Valencia Blvd.
                                        Valencia, CA 91355

Donald B. Rice                          President, Chief Operating Officer
Director                                and Director of Teledyne, Inc.
                                        2049 Century Park East
                                        Los Angeles, CA  90067

                                        Director of Vulcan Materials Company
                                        One Metroplex Drive
                                        Birmingham, AL  35209

                                        Retired Secretary of the Air Force

Susan G. Swenson                        President and Chief Executive Officer
Director                                of Cellular One
                                        651 Gateway Blvd.
                                        San Francisco, CA 94080

Chang-Lin Tien                          Chancellor of University of California
Director                                at Berkeley
                                        UC at Berkeley
                                        Berkeley, CA 94720

John A. Young                           President, Director and Chief Executive
Director                                Officer of Hewlett-Packard Company
                                        3000 Hanover Street
                                        Palo Alto, CA  94304

                                        Director of Chevron Corporation
                                        225 Bush Street
                                        San Francisco, CA  94104

William F. Zuendt                       President and Chief Operating Officer of
President                               Wells Fargo & Co.
                                        420 Montgomery Street
                                        San Francisco, CA  94105

                                        Director of 3Com Corp.
                                        5400 Bayfront Plaza
                                        P.O. Box 58145
                                        Santa Clara, CA  95052

                                        Director of MasterCard International
                                        888 Seventh Avenue
                                        New York, NY  10106

                                        Trustee of Golden Gate University
                                        536 Mission Street
                                        San Francisco, CA 94163

     Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A.("BGI"), formerly Wells Fargo Institutional Trust Company), serves as sub-adviser to the Index Allocation Fund (formerly, the Asset Allocation Fund) of the Company and as adviser or sub-adviser to certain other open-end management investment companies.

     The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Index Allocation Fund, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of BGI. With the exception of Irving Cohen, each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


Name and Position                Principal Business(es) During at
at BGFA                          Least the Last Two Fiscal Years

Frederick L.A. Grauer            Co- Chairman and Director of BGFA/WFNIA and BGI
Co-Chairman and Director         45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                    Co- Chairman and Director of BGFA/WFNIA and BGI
C-Chairman and Director          45 Fremont Street, San Francisco, CA 94105

Irving Cohen                     Chief Financial Officer and Chief Operating
Director                         Officer of Barclays Bank PLC, New York Branch
                                 and Chief Operating Officer of Barclays Group,
                                 Inc. (USA); previously, Chief Financial Officer of Barclays de Zoete Wedd Securities Inc.(1994)
                                 222 Broadway, New York, NY 10038

Andrea M. Zolberti               Chief Financial Officer of BGFA and BGI
Chief Financial Officer          45 Fremont Street, San Francisco, CA 94105


      Prior to January 1, 1996, WFNIA served as sub-adviser to the Index Allocation Fund of the Company and as adviser or sub-adviser to various other open-end management investment companies. For additional information, see "Advisory, Administration and Distribution Arrangements" in the Prospectus describing the Index Allocation Fund and "Management" in the Statement of Additional Information of such Fund. For information as to the business, profession, vocation or employment of a substantial nature of each of the officers and management committees of WFNIA, reference is made to WFNIA's Form ADV and Schedules A and D filed under the Investment Advisers Act of 1940, File No. 801-36479, incorporated herein by reference.

Item 29.      Principal Underwriters.

              (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as principal underwriter for Stagecoach Funds, Inc., MasterWorks Funds Inc. and Stagecoach Trust; and is the exclusive placement agent for Master Investment Trust, Managed Series Investment Trust, Life & Annuity Trust and Master Investment Portfolio, which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc. and the Managed Balanced Target Maturity Fund, Inc., which are closed-end management investment companies, and Nations Fund Trust, Nations Fund, Inc., Nations Fund Portfolios, Inc. and Nations Institutional Reserves (formerly, the Capitol Mutual Funds), which are open-end management investment companies.

              (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV and Schedules A and D filed by Stephens Inc. with the Securities and Exchange Commission pursuant to The Investment Advisers Act of 1940 (file no. 501-15510).

              (c)    Not applicable.

Item 30.      Location of Accounts and Records.

              (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

              (b)  Wells  Fargo  Bank  maintains  all  Records  relating  to its
services  as  investment   adviser  and  custodian  and  transfer  and  dividend
disbursing agent at 525 Market Street, San Francisco, California 94105.

              (c) WFNIA and Wells Fargo Institutional Trust Company, N.A. maintain all Records relating to their services as sub-adviser and custodian, respectively, to the Asset Allocation Fund for the period prior to January 1, 1996, at 45 Fremont Street, San Francisco, California 94105.

              (d) BGFA maintains all Records relating to its services as sub-adviser to the Asset Allocation Fund for the period beginning January 1, 1996 at 45 Fremont Street, San Francisco, California 94105.

              (e) Stephens maintains all Records relating to its services as sponsor, administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

Item 31.      Management Services.

      Other  than as set forth  under the  captions  "Management  of the
Fund" in the Prospectus constituting Part A of this Registration Statement and "Management" in the Statement of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.      Undertakings.

     (a)    Not Applicable.

     (b)    Not Applicable.

     (c) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions set forth above in response to
     Item 27, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     (d) Registrant undertakes to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a director or directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the Investment Company Act of 1940.

     (e) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of its most current annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized in the City of Little Rock, State of Arkansas on the 24th day of March, 1997.


                         OVERLAND EXPRESS FUNDS, INC.


                          By /s/ Richard H. Blank, Jr.
                                 Richard H. Blank, Jr.
                                 Secretary and Treasurer
                                 (Principal Financial Officer)

              Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

      Signature                                        Title

           *                                 Director, Chairman and President
      (R. Greg Feltus)                       (Principal Executive Officer)

       /s/ Richard H. Blank, Jr.             Secretary and Treasurer (Principal
      (Richard H. Blank, Jr.)                Financial Officer)

          *                                  Director
      (Jack S. Euphrat)

          *                                  Director
      (Thomas S. Goho)

          *                                  Director
      (Joseph  N. Hankin)

          *                                  Director
      (W. Rodney Hughes)

          *                                  Director
      (Robert M. Joses)

          *                                  Director
      (J. Tucker Morse)

March 24, 1997

*By:  /s/ Richard H. Blank, Jr.
        Richard H. Blank, Jr.
         As Attorney-in-Fact

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas, on the 24th day of March, 1997.

                                            MASTER INVESTMENT TRUST


                                            By:   /s/ Richard H. Blank, Jr.
                                                  Richard H. Blank, Jr.
                                                  Secretary and Treasurer
                                                  (Principal Financial Officer)

      Signature                                  Title

        *                                     Chairman, President (Principal
(R. Greg Feltus)                              Executive Officer) and Trustee

 /s/ Richard H. Blank, Jr.                    Chief Operating Officer,
(Richard H. Blank, Jr.)                       Secretary and Treasurer
                                              (Principal Financial Officer)

        *                                     Trustee
(Jack S. Euphrat)

        *                                     Trustee
(Thomas S. Goho)

        *                                     Trustee
(Joseph N. Hankin)

        *                                     Trustee
(W. Rodney Hughes)

        *                                     Trustee
(Robert M. Joses)

        *                                     Trustee
(J. Tucker Morse)

March 24, 1997

*By:   /s/ Richard H. Blank, Jr.
          (Richard H. Blank, Jr.)
           As Attorney-in-Fact

                          OVERLAND EXPRESS FUNDS, INC.
                        SEC FILE NOS. 33-16296; 811-8275


                                  EXHIBIT INDEX


      Exhibit
      Number                         Description

     EX-99.B10                       Opinion and Consent of Counsel

     EX-99.B11                       Auditors' Consent - KPMG Peat Marwick LLP
                                     Small Cap Strategy Fund